NOTE 2: BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2019
Note 2 Basis Of Preparation
List of subsidiaries
Name of subsidiary	Country of Incorporation	Percentage Ownership	Functional Currency	Principal Activity
S.M.A.A.R.T. Holdings Inc.	USA	100%	USD	Holding company
Empower Healthcare Corp.	Canada	100%	USD	Holding company
Empower Healthcare Corp.	USA	100%	USD	Clinic operations
SMAART, Inc.	USA	100%	USD	Holding company
The Hemp and Cannabis Co. (1)	USA	100%	USD	Holding company
THCF Access Point (1)	USA	100%	USD	Holding company
Empower Healthcare Assets Inc.(2)	USA	100%	USD	Holding company
Sun Valley Heath Holdings, LLC (3)	USA	100%	USD	Holding company
Sun Valley Health Franchising, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health West, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Tucson, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Health Mesa, LLC (3)	USA	100%	USD	Clinic operations
Sun Valley Alternative Health Centres NV, LLC (3)	USA	100%	USD	Clinic operations

(1)	These companies were inactive during the year ended December 31, 2019.

(2)	This Company was incorporated on April 27, 2019.

(3)	These Companies were acquired as part of the Sun Valley acquisition on April 30, 2019 (note 5)